Expense Example {- Fidelity SAI Sustainable U.S. Equity Fund} - 05.31 Fidelity SAI Sustainable Future, Sector, U.S. Equity Fund Combo PRO-01 - Fidelity SAI Sustainable U.S. Equity Fund - Fidelity SAI Sustainable U.S. Equity Fund
Jul. 30, 2022 USD ($)
Expense Example:
1 year	$ 61
3 years	$ 265